Debt (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt interest rate	3.59%		10.00%
Debt maturity description	maturing in March 2019	Reclassified to long-term debt as the maturity of the notes payable were extended from the original maturity of October 2017 to December 2019 during 2017.
Settlement liability payable current		$ 65,000
Settlement liability payable long term		40,000
Contingent consideration payable		$ 655,000
Asset Purchase Agreement [Member]
Contingent fee, percentage		7.50%
2018 [Member]
Settlement liability payable current		$ 40,000
Contingent consideration payable		250,000
2019 [Member]
Settlement liability payable current		$ 25,000
Capital Lease Agreements [Member]
Capital lease description		The capital lease agreements are collateralized by equipment and are guaranteed by a stockholder. The lease obligations are due at various times through July 2019.
Capital Lease Agreements [Member] | Minimum [Member]
Capital lease obligations		$ 2,432
Capital lease variable rate		8.70%
Capital Lease Agreements [Member] | Maximum [Member]
Capital lease obligations		$ 3,903
Capital lease variable rate		17.10%
Revolving Credit Facility [Member]
Line of credit maximum borrowing capacity	$ 3,000,000		$ 2,000,000
Line of credit, rate		7.00%	5.02%
Line of credit, expiration date	Sep. 30, 2019
Revolving Credit Facility [Member] | Prime Rate [Member]
Line of credit, rate	2.50%
Revolving Credit Facility [Member] | LIBOR [Member]
Line of credit, rate			4.25%